Victory New York Bond Fund Investment Objectives and Goals - Victory New York Bond Fund	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory New York Bond Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory New York Bond Fund (the “Fund”) provides New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes.